Related Party Transactions (Tables)	9 Months Ended
Jun. 30, 2025
Related Party Transactions
Schedule of Related Party Transactions Management Compensation
	Three month periods ended		Nine month periods ended
	June 30, 2025	June 30, 2024	June 30, 2025	June 30, 2024
Salaries, bonus and other benefits	95	432	526	864
Share based compensation	259	241	512	727
	354	673	1,038	1,591

Schedule of Related Party Transactions Promissory Note
	June 30, 2025	September 30, 2024
Promissory Note	-	519